Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt

	December 31,
($ thousands)	2018	2017
7.500% Senior Secured Notes due July 2019	—	148,231
4.125% Senior Secured Notes due February 2020	499,167	833,655
5.625% Senior Secured Notes due February 2020	—	595,767
4.750% Senior Secured Notes due March 2020	438,252	585,171
5.500% Senior Secured Notes due June 2020	27,519	125,709
6.250% Senior Secured Notes due February 2022	1,469,609	1,470,075
4.750% Senior Secured Notes due February 2023	964,730	1,008,601
5.350% Senior Secured Notes due October 2023	60,983	61,082
3.500% Senior Secured Notes due July 2024	567,179	—
6.500% Senior Secured Notes due February 2025	1,088,385	1,086,913
6.250% Senior Secured Notes due January 2027	742,667	—
Senior Secured Notes, long-term	5,858,491	5,915,204

Revolving Credit Facilities due July 2021	413,381	76,880
Term Loan Facility due January 2023	1,705,395	1,785,361
Long-term debt, less current portion	7,977,267	7,777,445

6.625% Senior Secured Notes due February 2018	—	599,114
Current portion of long-term debt	—	599,114

Short-term borrowings	34,822	—

Total Debt	8,012,089	8,376,559

The principal balance of each debt obligation, excluding short-term borrowings, reconciles to the consolidated balance sheet as follows:

	December 31, 2018
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
4.125% Senior Secured Notes due February 2020	501,058	(1,891)	—	—	499,167
4.750% Senior Secured Notes due March 2020	444,146	(5,894)	—	—	438,252
5.500% Senior Secured Notes due June 2020	27,311	—	234	(26)	27,519
6.250% Senior Secured Notes due February 2022	1,500,000	(11,611)	—	(18,780)	1,469,609
4.750% Senior Secured Notes due February 2023	973,250	(8,520)	—	—	964,730
5.350% Senior Secured Notes due October 2023	60,567	—	416	—	60,983
3.500% Senior Secured Notes due July 2024	572,500	(5,321)	—	—	567,179
6.500% Senior Secured Notes due February 2025	1,100,000	(11,615)	—	—	1,088,385
6.250% Senior Secured Notes due January 2027	750,000	(7,333)	—	—	742,667
Senior Secured Notes, long-term	5,928,832	(52,185)	650	(18,806)	5,858,491

Revolving Credit Facilities due July 2021	428,158	(14,777)	—	—	413,381
Term Loan Facility due January 2023	1,717,500	(12,105)	—	—	1,705,395
Total Debt, excluding short-term borrowings	8,074,490	(79,067)	650	(18,806)	7,977,267

	December 31, 2017
($ thousands)	Principal	Debt issuance cost, net	Premium	Swap	Total
7.500% Senior Secured Notes due July 2019	144,303	—	3,708	220	148,231
4.125% Senior Secured Notes due February 2020	839,510	(5,855)	—	—	833,655
5.625% Senior Secured Notes due February 2020	600,000	(4,233)	—	—	595,767
4.750% Senior Secured Notes due March 2020	599,650	(14,479)	—	—	585,171
5.500% Senior Secured Notes due June 2020	124,143	—	1,757	(191)	125,709
6.250% Senior Secured Notes due February 2022	1,500,000	(14,808)	—	(15,117)	1,470,075
4.750% Senior Secured Notes due February 2023	1,019,405	(10,804)	—	—	1,008,601
5.350% Senior Secured Notes due October 2023	60,567	—	515	—	61,082
6.500% Senior Secured Notes due February 2025	1,100,000	(13,087)	—	—	1,086,913
Senior Secured Notes, long-term	5,987,578	(63,266)	5,980	(15,088)	5,915,204

6.625% Senior Secured Notes due February 2018	599,650	(536)	—	—	599,114
Revolving Credit Facilities due July 2021	95,000	(18,120)	—	—	76,880
Term Loan Facility due January 2023	1,798,950	(13,589)	—	—	1,785,361
Total Debt, excluding short-term borrowings	8,481,178	(95,511)	5,980	(15,088)	8,376,559

Principal payments for each debt obligation, excluding short-term borrowings, for the next five years and thereafter are as follows:

	Calendar year
($ thousands)	2019	2020	2021	2022	2023	2024 and thereafter	Total
4.125% Senior Secured Notes due February 2020	—	501,058	—	—	—	—	501,058
4.750% Senior Secured Notes due March 2020	—	444,146	—	—	—	—	444,146
5.500% Senior Secured Notes due June 2020	—	27,311	—	—	—	—	27,311
6.250% Senior Secured Notes due February 2022	—	—	—	1,500,000	—	—	1,500,000
4.750% Senior Secured Notes due February 2023	—	—	—	—	973,250	—	973,250
5.350% Senior Secured Notes due October 2023	—	—	—	—	60,567	—	60,567
3.500% Senior Secured Notes due July 2024	—	—	—	—	—	572,500	572,500
6.500% Senior Secured Notes due February 2025	—	—	—	—	—	1,100,000	1,100,000
6.250% Senior Secured Notes due January 2027	—	—	—	—	—	750,000	750,000
Senior Secured Notes, long-term	—	972,515	—	1,500,000	1,033,817	2,422,500	5,928,832

Revolving Credit Facilities due July 2021	—	—	428,158	—	—	—	428,158
Term Loan Facility due January 2023	—	366,400	366,400	366,400	618,300	—	1,717,500
Total Principal Payments	—	1,338,915	794,558	1,866,400	1,652,117	2,422,500	8,074,490

Senior Secured Notes

The key terms of our senior secured notes (the "Notes"), which are rated Ba2 and BB+ by Moody’s Investor Service ("Moody’s") and Standard & Poor’s Ratings Services ("S&P"), respectively, are as follows:

Description	Principal (thousands)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
4.125% Senior Secured Notes due February 2020	€437,605	4.47%	Parent	*	†	+	Semi-annually in arrears
4.750% Senior Secured Notes due March 2020 (1)	€387,900	6.00%	Parent	*	†	++	Annually in arrears
5.500% Senior Secured Notes due June 2020	$27,311	4.88%	IGT	**	††	+++	Semi-annually in arrears
6.250% Senior Secured Notes due February 2022	$1,500,000	6.52%	Parent	*	†	++++	Semi-annually in arrears
4.750% Senior Secured Notes due February 2023	€850,000	4.98%	Parent	*	†	++++	Semi-annually in arrears
5.350% Senior Secured Notes due October 2023	$60,567	5.47%	IGT	**	††	+++	Semi-annually in arrears
3.500% Senior Secured Notes due July 2024	€500,000	3.68%	Parent	*	†	++++	Semi-annually in arrears
6.500% Senior Secured Notes due February 2025	$1,100,000	6.71%	Parent	*	†	++++	Semi-annually in arrears
6.250% Senior Secured Notes due January 2027	$750,000	6.41%	Parent	*	†	++++	Semi-annually in arrears
(1) Subject to a 1.25% per annum decrease in the event of an upgrade in ratings by Moody’s and S&P.

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†	Ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

††	Certain intercompany loans with principal balances in excess of $10 million.

+
The Parent may redeem in whole or in part at any time prior to the date which is three months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++
The Parent may redeem in whole but not in part at any time prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest.

+++
IGT may redeem in whole or in part at any time prior maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. IGT may also redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain gaming regulatory events. Upon the occurrence of certain events, IGT will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++++
The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

The Notes contain customary covenants and events of default. At December 31, 2018, the issuers were in compliance with all covenants.

6.250% Senior Secured Notes due January 2027

On September 26, 2018, the Parent issued $750 million of 6.250% Senior Secured Notes due January 2027 (the "6.250% Notes") at par.

The Parent used the net proceeds from the 6.250% Notes and borrowings under the Revolving Credit Facilities due July 2021 to redeem $600.0 million of the 5.625% Senior Secured Notes due February 2020 (the "5.625% Notes"), $144.3 million of the 7.500% Senior Secured Notes due July 2019 (the "7.500% Notes") and $96.8 million of the 5.500% Senior Secured Notes due June 2020 (the "5.500% Notes"), for total consideration, excluding interest, of $865.8 million. The Company recorded a $24.8 million loss on extinguishment of debt in connection with the redemptions, which is classified in other expense, net on the consolidated statement of operations for the year ended December 31, 2018.

Interest on the 6.250% Notes is payable semi-annually in arrears.

The 6.250% Notes are guaranteed by certain subsidiaries of the Parent and are secured by ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

Prior to July 15, 2026, the Parent may redeem the 6.250% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. On or after July 15, 2026, the Parent may redeem the 6.250% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem the 6.250% Notes in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the 6.250% Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest. In certain events of default, the 6.250% Notes outstanding may become due and payable immediately.

3.500% Senior Secured Notes due July 2024

On June 27, 2018, the Parent issued €500 million of 3.500% Senior Secured Notes due July 2024 (the "3.500% Notes") at par.

The Parent used the net proceeds from the 3.500% Notes to repurchase €262.4 million ($303.6 million) of the 4.125% Senior Secured Notes due February 2020 (the "4.125% Notes") and €112.1 million ($129.7 million) of the 4.750% Senior Secured Notes due March 2020 (the "4.750% Notes"), for total consideration, excluding interest, of €395.5 million ($457.5 million). The Company recorded a $29.6 million loss on extinguishment of debt in connection with the repurchases, which is classified in other expense, net on the consolidated statement of operations for the year ended December 31, 2018.

Interest on the 3.500% Notes is payable semi-annually in arrears.

The 3.500% Notes are guaranteed by certain subsidiaries of the Parent and are secured by ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

Prior to January 15, 2024, the Parent may redeem the 3.500% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. On or after January 15, 2024, the Parent may redeem the 3.500% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem the 3.500% Notes in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the 3.500% Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest. In certain events of default, the 3.500% Notes outstanding may become due and payable immediately.

6.625% Senior Secured Notes due February 2018

The Parent redeemed the €500 million ($625.5 million) 6.625% Senior Secured Notes due February 2018 when they matured on February 2, 2018, using proceeds from the Term Loan Facility due January 2023.

7.500% Senior Secured Notes due July 2019

On June 12, 2017, the Parent offered to purchase any and all of the $500.0 million 7.500% Notes and on June 21, 2017 the Parent purchased $355.7 million of these notes for total consideration, excluding interest, of $393.5 million. The Company recorded a $25.7 million loss on extinguishment of debt in connection with the purchase, which is classified in other expense, net, on the consolidated statement of operations for the year ended December 31, 2017.

Term Loan Facility

On July 25, 2017, the Parent entered into a senior facility agreement (the "Term Loan Facility Agreement") for a €1.5 billion term loan facility maturing in January 2023 (the "Term Loan Facility").
The Parent must repay the Term Loan Facility in four installments, as detailed below:

Due Date	Amount (€ thousands)
January 25, 2020	320,000
January 25, 2021	320,000
January 25, 2022	320,000
January 25, 2023	540,000

Interest on the Term Loan Facility is payable between one and six months in arrears at rates equal to the applicable LIBOR or EURIBOR plus a margin based on our long-term ratings by Moody’s and S&P. At December 31, 2018 and 2017, the effective interest rate on the Term Loan Facility was 2.05%.
The Term Loan Facility is guaranteed by certain subsidiaries of the Parent and is secured by ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.
Upon the occurrence of certain events, the Parent may be required to prepay the Term Loan Facility in full.
The Term Loan Facility Agreement contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2018, the Parent was in compliance with all covenants.

Revolving Credit Facilities

The Parent and certain of its subsidiaries are party to a senior facilities agreement (the "RCF Agreement") which provides for the following multi-currency revolving credit facilities (the "Revolving Credit Facilities"):

Maximum Amount Available (thousands)	Facility	Borrowers
$1,200,000	Revolving Credit Facility A	Parent, IGT and IGT Global Solutions Corporation
€725,000	Revolving Credit Facility B	Parent and Lottomatica Holding S.r.l.

Interest on the Revolving Credit Facilities is payable between one and six months in arrears at rates equal to the applicable LIBOR or EURIBOR plus a margin based on the Parent’s long-term ratings by Moody’s and S&P. At December 31, 2018 and 2017, the effective interest rate on the Revolving Credit Facilities was 2.66% and 3.48%, respectively.

The RCF Agreement provides that the following fees, which are recorded in interest expense in the consolidated statements of operations, are payable quarterly in arrears:

•
Commitment fees - payable on the aggregate undrawn and un-cancelled amount of the Revolving Credit Facilities depending on the Parent’s long-term ratings by Moody’s and S&P. The applicable rate was 0.725% at December 31, 2018.

•
Utilization fees - payable on the aggregate drawn amount of the Revolving Credit Facilities at a rate depending on the percentage of the Revolving Credit Facilities utilized. The applicable rate was 0.15% at December 31, 2018.

The Revolving Credit Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by ownership interests of the Parent in certain of its direct subsidiaries and certain intercompany loans with principal balances in excess of $10 million.

Upon the occurrence of certain events, the borrowers may be required to repay the Revolving Credit Facilities and the lenders may have the right to cancel their commitments.

At December 31, 2018 and 2017, the available liquidity under the Revolving Credit Facilities was $1.602 billion and $1.974 billion, respectively.

The RCF Agreement contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2018, the borrowers were in compliance with all covenants.

Other Credit Facilities

The Parent and certain of its subsidiaries may borrow under senior unsecured uncommitted demand credit facilities made available by several financial institutions. At December 31, 2018, there was $34.8 million in borrowings under these facilities with an effective interest rate of 3.64%. At December 31, 2017, there were no borrowings under these facilities.

Letters of Credit

The Parent and certain of its subsidiaries may obtain letters of credit under the Revolving Credit Facilities and under senior unsecured uncommitted demand credit facilities. The letters of credit secure various obligations, including obligations arising under customer contracts and real estate leases. The following table summarizes the letters of credit outstanding at December 31, 2018 and 2017 and the weighted average annual cost of such letters of credit:

	Letters of Credit Outstanding
($ thousands)	Not under the Revolving Credit Facilities	Under the Revolving Credit Facilities	Total	Weighted Average Annual Cost
December 31, 2018	453,719	—	453,719	0.98%
December 31, 2017	510,962	—	510,962	1.02%

Interest Expense

Interest expense is composed of the following:

	For the year ended
	December 31,
($ thousands)	2018	2017	2016
Senior Secured Notes	(352,293)	(389,879)	(391,790)
Term Loan Facilities	(39,462)	(23,567)	(19,100)
Revolving Credit Facilities	(27,805)	(34,984)	(42,179)
Other	(12,058)	(10,469)	(16,199)
	(431,618)	(458,899)	(469,268)